Stock Options - Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	110,000
Weighted Average Price	$ 21.79
Weighted Average Life Remaining	2 years 9 months
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding | shares	25,500
Weighted Average Price	$ 18.40
Weighted Average Life Remaining	4 years 5 months
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding | shares	39,000
Weighted Average Price	$ 21.23
Weighted Average Life Remaining	3 years 1 month
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.51
Options Outstanding | shares	45,500
Weighted Average Price	$ 24.18
Weighted Average Life Remaining	1 year 6 months